Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preference shares par value	$ 0.0001	$ 0.0001
Preference shares authorized	5,000,000	5,000,000
Preference shares issued	0	0
Preference shares outstanding	0	0
Common Class A [Member]
Class A ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	33,137,137	33,044,958
Ordinary shares redemption price per share	$ 10.00	$ 10.00
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	4,237,863	4,330,042
Ordinary shares outstanding	4,237,863	4,330,042
Common Class B [Member]
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	9,343,750	9,343,750
Ordinary shares outstanding	9,343,750	9,343,750